Financial risk management - Financial risk factors (Details) € in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Financial risk management
Equity instruments		€ 11,275	€ 6,000	€ 1,754
Financial assets		5,847,242	1,316,539	1,181,545
Financial liabilities		181,006	69,540	48,727
Liquidity risk
Cash and cash equivalents	$ 656.9	1,861,616	1,290,796	1,151,211	€ 973,241
Current financial investments
Financial risk management
Financial assets		3,919,216
Cash and cash equivalents
Financial risk management
Financial assets		1,861,616	1,290,796	1,151,211
Restricted cash (current and non-current)
Financial risk management
Financial assets		1,418	1,276	1,158
Trade and other receivables (excl prepayments)
Financial risk management
Financial assets		53,717	18,467	27,422
Current financial instruments
Financial risk management
Financial liabilities		6,198
Trade & other liabilities
Financial risk management
Financial liabilities		142,510	68,038	47,122
Other non-current liabilities
Financial risk management
Financial liabilities		6,914	€ 1,502	1,597
Lease liabilities.
Financial risk management
Financial liabilities		€ 25,384		€ 9